Financial risk management - Market risk (Details) - Foreign exchange risk - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Financial risk management
Reasonable possible increase (decrease) in risk assumption	5.00%	5.00%
Reasonable possible increase (decrease) in post tax results due to change in risk assumption	¥ 4,000	¥ 2,000